Other Non-Current Liabilities - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2024	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Percentage of cost of new mobile equipment purchased					90.00%
Accretion expense	$ 90,000	$ 130,500	$ 95,381	$ 60,201
Effective interest rate of financial assets reclassified		3.75%
Interest payable quarterly over a period (in years)			6 years
Financial liabilities measured at amortized cost			$ 101,900	$ 31,100
Percentage of share of equipment facility				60.00%
Current financial liabilities measured at amortised cost			16,000	$ 3,900
Non-current financial liabilities measured at amortised cost			$ 85,900	$ 27,200
Percentage of refundable security deposit			10.00%	60.00%
Refundable security deposit			$ 11,500	$ 3,700